May 2, 1997



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn: Filing Desk, Stop 1-4

Re:  ReliaStar Bankers Security - Variable Annuity Funds M P & Q
     (The USA Plan)
     SEC File No. 33-11489
     CIK  No. 0000319539

Gentlemen:

In accordance with the provisions of Securities Act Rule 497(j) this letter serves to certify that the most recent amendment to the registration statement on Form N-4 for the above captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Amendment No. 11 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on April 29, 1997, and became effective on April 30, 1997.

The following mutual fund prospectuses are attached and will be delivered with the Prospectus for the Registrant and are incorporated herein by reference:

FUND PROSPECTUS                     CIK               ACCESSION NUMBER
Fidelity VIP I                  0000356494            0000356494-97-000012
Fidelity VIP II                 0000831016            0000356494-97-000013
Oppenheimer Variable Account    0000752737            0000752737-97-000014
  Funds
Northstar Variable Trust        0000916403            0000916641-97-000429
Alliance Growth and             0000029292            0000919574-97-000162
  Income Fund                   [As Supplemented]     0000919574-97-000414
Alliance Short Term Multi       0000846711            0000919574-97-000293
  Market Trust Inc.             [As Supplemented]     0000919574-97-000420

Sincerely,

RELIASTAR  SELECT VARIABLE ACCOUNT


By:/s/Jeffrey A. Proulx
   --------------------
      Jeffrey A. Proulx
      Associate Counsel